Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity [Text Block]
Note 15 – Stockholders' Equity
On February 1, 2022, our board of directors approved a regular quarterly dividend to common stockholders of $0.425 per share payable on March 28, 2022.
Share Repurchase Program
In September 2021, our Board of Directors authorized a share repurchase program with a maximum dollar limit of $1.5 billion. Repurchases may be made from time to time in the open market, by block purchases, in privately negotiated transactions, or in such other manner as determined by our management. Our management will also determine the timing and amount of any repurchases based on market conditions and other factors. The share repurchase program does not obligate us to acquire any particular amount of common stock, and it may be suspended or discontinued at any time. This share repurchase program does not have an expiration date. There were no repurchases under the program as of December 31, 2021.
AOCI
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges (1)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Total
	(Millions)
Balance at December 31, 2020	$(3)	$(1)	$(92)	$(96)
Other comprehensive income (loss) before reclassifications	(40)	—	51	11
Amounts reclassified from accumulated other comprehensive income (loss)	41	—	11	52
Other comprehensive income (loss)	1	—	62	63
Balance at December 31, 2021	$(2)	$(1)	$(30)	$(33)
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(1)As of December 31, 2021, we are not applying hedge accounting to any commodity derivative instruments.
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2021:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$55	Net gain (loss) on commodity derivatives
Pension and other postretirement benefits:
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	15	Other income (expense) – net below Operating income (loss)
Income tax benefit	(18)	Provision (benefit) for income taxes
Reclassifications during the period	$52